Related Party Transactions - Summary of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Related Party Transaction [Line Items]
Rental income from:				¥ 334
EaSuMed Holding Ltd [Member]
Related Party Transaction [Line Items]
Consulting service received from:		¥ 94	$ 14	475
Guangzhou Burning Rock Biological Engineering Co., Ltd
Related Party Transaction [Line Items]
Rental income from:	[1]			97
Equipment usage service income from:	[2]			¥ 237

[1]	On April 1, 2021, the Group entered into a one-year sublease agreement on its office with a related party and recorded RMB97 in other income for the six month ended June 30, 2021. The lease was early terminated on September 30, 2021.
[2]	On April 1, 2021, the Group entered into a contract to provide equipment usage service to its related party with a total contact amount of RMB997, of which RMB237 was recorded in other income for the six month ended June 30, 2021. The contract was early terminated on September 30, 2021.